UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	November 10, 2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$652,615


List of Other Included Managers:

                                                                    FORM 13F INFORMATION TABLE
                                                  VALUE    SHARES/   SH/   PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL DSCRETNMANAGERS  SOLE   SHARED   NONE

Aceto Corp                        COM  004446100      3210    606750   SH       SOLE             569150       0   37600
Arris Group Inc                   COM  04269Q100     18450   1791300   SH       SOLE            1727000       0   64300
Assurant                          COM  04621X108      9666    270000   SH       SOLE             270000       0       0
Bally Technologies In             COM  05874B107     14112    523050   SH       SOLE             505850       0   17200
Brinker International             COM  109641100     22357   1068700   SH       SOLE            1031400       0   37300
Broadridge Financial              COM  11133T103     24208   1202000   SH       SOLE            1167900       0   34100
CACI International                COM  127190304     17761    355650   SH       SOLE             343250       0   12400
CareFusion Corp                   COM  14170T101      8742    365000   SH       SOLE             365000       0       0
Computer Sciences Cor             COM  205363104      5907    220000   SH       SOLE             220000       0       0
Covance Inc                       COM  222816100      9545    210000   SH       SOLE             210000       0       0
Cumberland Pharmaceut             COM  230770109      4125    739250   SH       SOLE             696850       0   42400
eHealth Inc                       COM  28238P109      9058    663100   SH       SOLE             640200       0   22900
FMC Corp                          COM  302491303     34456    498200   SH       SOLE             482000       0   16200
First American Financ             COM  31847R102     15152   1183750   SH       SOLE            1142350       0   41400
Force Protection                  COM  345203202      3696    960000   SH       SOLE             905000       0   55000
HCC Insurance Holding             COM  404132102     19719    729000   SH       SOLE             704600       0   24400
Haemonetics Corp                  COM  405024100     16743    286300   SH       SOLE             276400       0    9900
Harte-Hanks Inc                   COM  416196103      9711   1145200   SH       SOLE            1109100       0   36100
Healthways, Inc                   COM  422245100      7960    809750   SH       SOLE             778450       0   31300
Huntington Ingalls In             COM  446413106     13040    535950   SH       SOLE             517350       0   18600
Imation Corp                      COM  45245A107      6406    876400   SH       SOLE             847200       0   29200
Integrated Device Tec             COM  458118106     15131   2938100   SH       SOLE            2835300       0  102800
John Bean Technologie             COM  477839104      2063    144700   SH       SOLE             139500       0    5200
L-3 Communications                COM  502424104      5577     90000   SH       SOLE              90000       0       0
Landec Corp                       COM  514766104      3089    580700   SH       SOLE             545900       0   34800
Legg Mason Inc                    COM  524901105      7970    310000   SH       SOLE             310000       0       0
LifePoint Hospitals               COM  53219L109     21445    585300   SH       SOLE             565500       0   19800
Lorillard Inc                     COM  544147101     11070    100000   SH       SOLE             100000       0       0
Magellan Health Svcs              COM  559079207     23928    495400   SH       SOLE             478300       0   17100
Matthews Internationa             COM  577128101     10308    335450   SH       SOLE             323850       0   11600
NCR Corp                          COM  62886E108     23435   1387500   SH       SOLE            1347200       0   40300
NTELOS Holdings                   COM  67020Q107     10827    610650   SH       SOLE             589850       0   20800
Nash Finch Company                COM  631158102      8436    313250   SH       SOLE             302550       0   10700
Navigators Group                  COM  638904102      8936    206800   SH       SOLE             200100       0    6700
Oplink Communications             COM  68375Q403     11993    792150   SH       SOLE             765350       0   26800
Orion Marine Group                COM  68628V308      1493    258700   SH       SOLE             242200       0   16500
PCTEL, Inc                        COM  69325Q105      1969    320100   SH       SOLE             300900       0   19200
Pharmaceutical Prod D             COM  717124101      9879    385000   SH       SOLE             385000       0       0
Questar Corp                      COM  748356102     21446   1210950   SH       SOLE            1169050       0   41900
RadioShack Corp                   COM  750438103     10825    931550   SH       SOLE             903050       0   28500
Schweitzer-Mauduit In             COM  808541106     12375    221500   SH       SOLE             212600       0    8900
Silicon Laboratories              COM  826919102     18688    557200   SH       SOLE             540400       0   16800
SkyWest Inc                       COM  830879102     10733    932500   SH       SOLE             899400       0   33100
Stage Stores                      COM  85254C305     12321    888300   SH       SOLE             857200       0   31100
StanCorp Finl Group               COM  852891100     10674    387150   SH       SOLE             373850       0   13300
Standard Parking Corp             COM  853790103      2335    149300   SH       SOLE             141300       0    8000
Strayer Education                 COM  863236105     13342    174025   SH       SOLE             167875       0    6150
Synovis Life Tech                 COM  87162G105      4277    256100   SH       SOLE             241600       0   14500
Tech Data                         COM  878237106     17538    405700   SH       SOLE             391500       0   14200
Transatlantic Holding             COM  893521104     10917    225000   SH       SOLE             225000       0       0
Universal American                COM  91338E101      7355    731100   SH       SOLE             705900       0   25200
Vascular Solutions                COM  92231M109      3805    332300   SH       SOLE             313700       0   18600
Volterra Semiconducto             COM  928708106      5850    304200   SH       SOLE             287400       0   16800
Websense Inc                      COM  947684106     12796    739650   SH       SOLE             714050       0   25600
World Acceptance                  COM  981419104     25765    460500   SH       SOLE             445200       0   15300